SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregated Revenues and Mining Assets Segment (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment information
Deferred Revenues	$ 29,200	$ 67,300	$ 102,300	$ 11,100	$ 10,300
Revenue	166,403	179,619	333,342	394,661	186,387
Non-current assets	285,836		262,285		208,142
Singapore
Segment information
Revenue	12,073	5,167	27,591	79,537	90,808
Non-current assets	48,599		46,306		7,481
Asia Excluding Singapore [Member]
Segment information
Revenue	47,458	97,630	136,901	211,805	57,146
Non-current assets	21,996
North America
Segment information
Revenue	100,118	59,658	141,174	75,559	24,063
Non-current assets	167,035		170,439		181,864
Europe
Segment information
Revenue	5,194	11,251	19,075	15,487	7,755
Non-current assets	48,206		45,540		18,797
Other Countries [Member]
Segment information
Revenue	$ 1,560	$ 5,913	$ 8,601	$ 12,273	$ 6,615